Equity securities and other investments (Tables)	12 Months Ended
Mar. 31, 2022
Equity securities and other investments
Schedule of equity securities and other investments at cost and at fair value

	As of March 31, 2021
		Cumulative
	Original	net gains	Carrying
	cost	(losses)	value

	(in millions of RMB)
Equity securities:
Listed equity securities	83,099	41,742	124,841
Investments in privately held companies	107,395	(6,708)	100,687
Debt investments	22,412	(912)	21,500
	212,906	34,122	247,028

	As of March 31, 2022
		Cumulative
	Original	net gains	Carrying
	cost	(losses)	value

	(in millions of RMB)
Equity securities:
Listed equity securities	93,599	9,661	103,260
Investments in privately held companies	110,096	(859)	109,237
Debt investments	27,153	(7,366)	19,787
	230,848	1,436	232,284